SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Mar. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle
Incremental charge-offs due to implementation of new guidance	$ 11,108,000,000	$ 12,769,000,000	$ 17,005,000,000
Release of loan loss reserve due to implementation of new guidance	(1,879,000,000)	(1,961,000,000)	(1,908,000,000)
Increase (decrease) in deferred asset cost as a result of adoption of new accounting standards for deferred asset acquisition costs	64,000,000	54,000,000	(85,000,000)
Deferred tax asset recorded as a result of adoption of new accounting standards for deferred asset acquisition costs	2,334,000,000	2,734,000,000					2,334,000,000
Addition (reduction) in Retained earnings	117,852,000,000	110,821,000,000					117,852,000,000
Other assets	122,122,000,000	124,919,000,000					122,122,000,000
Addition (reduction) in deferred tax assets	52,812,000,000	55,646,000,000					52,812,000,000
OCC Chapter 7 Bankruptcy Guidance
New Accounting Pronouncements or Change in Accounting Principle
Incremental charge-offs due to implementation of new guidance				(40,000,000)	635,000,000
Release of loan loss reserve due to implementation of new guidance					(600,000,000)
Net reduction in pretax income due to implementation of new guidance					(35,000,000)
Increase in TDRs resulted from implementation of new guidance					1,700,000,000
Increase in non-accrual loans resulted from implementation of new guidance					1,500,000,000
Increase in current non-accrual loans resulted from implementation of new guidance					1,300,000,000
Accounting Standards Update 2011-04
New Accounting Pronouncements or Change in Accounting Principle
Reserves released as a result of implementing the prohibition on valuation adjustments						125,000,000
Accounting Standards Update 2010-26
New Accounting Pronouncements or Change in Accounting Principle
Increase (decrease) in deferred asset cost as a result of adoption of new accounting standards for deferred asset acquisition costs						(165,000,000)
Deferred tax asset recorded as a result of adoption of new accounting standards for deferred asset acquisition costs						58,000,000
Change in opening retained earning as a result of adoption of new accounting standards for deferred asset acquisition costs						107,000,000
Accounting Standards Update 2014-01 | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle
Addition (reduction) in Retained earnings								349,000,000
Other assets								178,000,000
Addition (reduction) in deferred tax assets								171,000,000
Accounting Standards Update 2014-14
New Accounting Pronouncements or Change in Accounting Principle
Reclassification adjustment							$ 130,000,000